FINANCIAL INSTRUMENTS - Schedule of Maturity Analysis for Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	1.20%	1.20%
Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	11.00%	11.50%
Variable interest rate liabilities | Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	2.28%	2.23%
Variable interest rate liabilities | Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	3.47%	3.44%
On Demand or Less than 1 Month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 1,030	$ 1,786
Non-derivative financial liabilities, undiscounted cash flows	31,078	37,361
On Demand or Less than 1 Month | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	22,661	35,575
On Demand or Less than 1 Month | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	7,387	0
1 to 3 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,926	3,494
Non-derivative financial liabilities, undiscounted cash flows	37,944	42,621
1 to 3 Months | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	16,597	18,386
1 to 3 Months | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	19,421	20,741
3 Months to 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	9,171	13,900
Non-derivative financial liabilities, undiscounted cash flows	77,480	96,827
3 Months to 1 Year | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	567	670
3 Months to 1 Year | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	67,742	82,257
1 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	18,485	34,214
Non-derivative financial liabilities, undiscounted cash flows	305,413	288,422
1 to 5 Years | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	144	0
1 to 5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	286,784	254,208
More than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	193	1,578
Non-derivative financial liabilities, undiscounted cash flows	193	1,578
More than 5 Years | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	0	0
More than 5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	$ 0	$ 0